RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Rights of use lease assets, net	¥ 2,654,900		$ 366,127	¥ 6,666,759
Operating lease liabilities	3,091,290		426,309	6,077,409
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	94,167	$ 12,986
Annual rental expense	1,100,000	160,000
Rights of use lease assets, net	335,976		46,333	765,241
Operating lease liabilities	335,976		$ 46,333	¥ 765,241
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,516
Lessee, Operating Lease, Period of Contract	April 1, 2022 - March 31, 2024	April 1, 2022 - March 31, 2024
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 31,667	$ 4,367
Lessee, Operating Lease, Period of Contract	January 1, 2023- Dec 31, 2023	January 1, 2023- Dec 31, 2023
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 22,500	$ 3,103
Lessee, Operating Lease, Period of Contract	January 1, 2023 - Dec 31, 2023	January 1, 2023 - Dec 31, 2023